Current and deferred income tax liability (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current And Deferred Income Tax Liability [Abstract]
Income before income taxes	$ 49,977	$ 21,945
Expected Tax Rate @ 26.50% (2019 - 26.50%)	13,244	5,776
Effect of Tax Rate Differences	1,838	567
Stock Based Compensation Costs	177	291
Other non-deductible expenses	909	616
Unrealized foreign exchange income	(175)	412
Inflation adjustment for Mexico tax purposes	150	(224)
Expired losses		720
Change in benefit of other temporary differences not recognized	3,896	1,925
Foreign exchange and Other	(3,326)	(1,391)
Mining Royalties	5,873	3,836
Income tax expense	$ 22,586	$ 12,528